DESCRIPTION OF BUSINESS	12 Months Ended
Dec. 31, 2020
Description Of Business [Abstract]
DESCRIPTION OF BUSINESS
1.    DESCRIPTION OF BUSINESS

Nature of Operations:

Titan Medical Inc.’s (“Titan” or the “Company”) business is in the research and development stage and is focused on the continued design and development of robotic assisted surgical technologies for application in minimally invasive surgery including the development of the EnosTM robotic single-access surgical system (the “Enos system”). In the near term, the Company will continue efforts to complete product development and proceed to pre-clinical and confirmatory human studies and satisfaction of appropriate regulatory requirements. Upon receipt of regulatory approvals, the Company will transition from the research and development stage to the commercialization stage. The completion of the later stage will be subject to the Company receiving additional funding in the future.

The Company is incorporated in Ontario, Canada in accordance with the Business Corporations Act. The address of the Company’s corporate office and its principal place of business is Toronto, Canada.

On May 29, 2020, the Company established a wholly owned subsidiary, Titan Medical USA Inc. (“Titan USA” or “Subsidiary”), a corporation that is duly organized and existing under the laws of Delaware.

Basis of Presentation:

(a)	Statement of Compliance

These consolidated financial statements for the year ended December 31, 2020, and December 31, 2019, have been prepared in accordance with International Financial Reporting Standards and International Accounting Standards as issued by the International Accounting Standards Board (“IASB”) and interpretations (collectively “IFRS”).

The consolidated financial statements were authorized for issue by the Board of Directors on February 20, 2021.

(b)	Basis of Measurement

These consolidated financial statements have been prepared on the historical cost basis except for the revaluation of the warrant liability, which is measured at fair value.

(c)	Basis of Consolidation

These consolidated financial statements incorporate the financial statements of the Company and its wholly owned subsidiary. The accounts of the Subsidiary were prepared for the same reporting year as the Company, using consistent accounting policies. Intercompany transactions, balances and unrealized gains or losses on transactions have been eliminated.

(d)	Functional and Presentation Currency

These consolidated financial statements are presented in United States dollars (“U.S.”), which is the Company’s functional and presentation currency.

(e)	Use of Estimates and Judgements

The preparation of the consolidated financial statements in conformity with IFRS requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of provisions at the date of the consolidated financial statements and the reported amount of expenses during the year. Financial statement items subject to significant judgement include:

•	incremental borrowing rate used to measure lease liabilities

•	fair value estimate of the measurement of leases and warrant liabilities assessment of the Company’s ability to meet its obligations as they come due as described in Note 13, the company is subject to liquidity risk. The Company expects to be able to continue its operations for the foreseeable future.

While management believes that the estimates and assumptions are reasonable, actual results may differ.

The Black-Scholes model used by the Company to determine fair values of stock options and warrants was developed for use in estimating the fair value of the stock options and warrants.

(f)	COVID-19

Since December 31, 2019, the outbreak of a novel strain of coronavirus, specifically identified as “COVID-19”, has resulted in governments worldwide enacting emergency measures to combat the spread of the virus. These measures, which include the implementation of travel bans, self-imposed quarantine periods and social distancing, along with the uncertainty around the disease itself, have caused material disruption to business globally resulting in an economic slowdown. Global equity markets have experienced significant volatility. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Company in future periods. Due to the uncertainty caused by the COVID-19 outbreak, the Company is experiencing a longer recruitment cycle for recruiting technical personnel, and travel restrictions have slowed its ability to select and qualify suppliers for certain of its products. Furthermore, contractors and suppliers engaged by the Company may also be impacted by COVID-19 and there is a risk they could fail to meet their obligations to the Company. The effects of these impediments on the Company’s ability to achieve its milestones, including the timeline for completion, is unknown at this time.